GOODWILL - Schedule of Goodwill By Geography (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 14,714	$ 14,550	$ 8,815